SHARE OPTION PLAN - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Feb. 29, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	440,000	440,000	440,000	435,000
Expected life of options (in years)	5 years	3 years 6 months	3 years 6 months	3 years 6 months
Vesting period (in years)	3 years
Granted, initial strike price (in dollars per share)	$ 12.02	$ 12.02	$ 10.34	$ 8.73
Weighted average fair value of options granted (in dollars per share)		$ 3.86	$ 3.93	$ 3.06
Risk free interest rate (as a percent)		4.44%	4.32%	1.80%
Expected share price volatility (as a percent)		35.60%	45.50%	45.60%
Expected dividend yield (as a percent)		0.00%	0.00%	0.00%
Options exercised (in shares)		510,000	0	85,500
Intrinsic value of exercised options		$ 3.0		$ 0.1
New shares issued (in shares)		242,146		10,786
Shares issued in exchange for cash consideration (in shares)		35,000
Cash consideration		$ 0.3
Average exercise price per share (in dollars per share)		$ 7.35	$ 0	$ 8.87
Exercisable at end of year (in shares)		1,206,667	1,265,000	919,667
Intrinsic value of exercisable options		$ 4.2	$ 4.4	$ 0.2
Weighted average remaining contractual term		1 year 4 months 24 days
Unrecognized compensation costs related to non-vested options granted		$ 1.1	1.1	1.0
Nonvested options, intrinsic value		$ 0.9	$ 2.9	$ 1.0
Unrecognized compensation costs, period of recognition (in years)		9 months 18 days	9 months 18 days	1 year 2 months 12 days
Additional paid-in capital
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee stock options, compensation cost recognized in the period		$ 1.7	$ 1.6	$ 1.4